Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 30, 2022	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Comp. Table Total for CEO - Michael D. Peduzzi (1) ($)	Summary Comp. Table Total for CEO - Joseph B. Bower, Jr. (2) ($)	Comp. Actually Paid to CEO - Michael D. Peduzzi (1) ($)	Comp. Actually Paid to CEO - Joseph B. Bower, Jr. (2) ($)	Average Summary Comp. Table Total for Non-CEO NEOs (3) ($)	Average Comp. Actually Paid to Non-CEO NEOs (3) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income(5) ($)	Fully-Diluted Earnings Per Share ($)
							TSR	Peer Group TSR (4)

2025	1,500,484	—	1,783,309	—	774,302	846,874	143	158	66,131	2.49
2024	1,199,951	—	1,269,814	—	716,089	711,341	132	149	54,575	2.39
2023	1,175,410	—	1,262,008	—	599,987	614,400	116	133	58,020	2.55
2022	1,110,489	2,432,571	1,117,076	1,612,982	628,263	625,017	118	137	63,188	3.26
2021	—	3,028,549	—	1,734,559	557,132	570,275	128	140	57,707	3.16

Company Selected Measure Name	Fully-diluted EPS
Named Executive Officers, Footnote
(1) Mr. Peduzzi was appointed President and Chief Executive Officer, effective December 31, 2022.
(2) Mr. Bower retired from his position as President and Chief Executive Officer, effective December 31, 2022.
(3) For fiscal year 2025 CNB’s non-CEO NEOs were Tito L. Lima, Martin T. Griffith, Michael J. Noah, and Angela D. Wilcoxson. For fiscal year 2024 CNB’s non-CEO NEOs were Tito L. Lima, Martin T. Griffith, Angela D. Wilcoxson and Gregory M. Dixon. For fiscal year 2023 and 2022, CNB’s non-CEO NEOs were Tito L. Lima, Richard L. Greslick, Jr., Martin T. Griffith, and Leanne D. Kassab. For fiscal years 2021 CNB’s non-CEO NEOs were Tito L. Lima, Richard L. Greslick, Jr, Martin T. Griffith and Joseph E. Dell, Jr.

Peer Group Issuers, Footnote	T
Changed Peer Group, Footnote

Year	Value of Initial Fixed $100 Investment Based On:
	TSR	2022 Peer Group TSR

2025	143	154
2024	132	146
2023	116	132
2022	118	131
2021	128	138

Adjustment To PEO Compensation, Footnote	The following tables reflect the adjustments made to SCT total compensation to compute CAP for the position of CEO and average CAP for our other NEOs:

CEO SCT Total to CAP Reconciliation – Michael D. Peduzzi	2025	2024	2023	2022
SCT Total Compensation	$1,500,484	$1,199,951	$1,175,410	$1,110,489
SCT Restricted Stock Awards	(270,672)	(299,977)	(199,991)	(50,001)
Fair Value of New Unvested Equity Awards	387,840	373,994	316,373	55,669
Change in Fair Value of Existing Unvested Equity Awards	125,422	(35,545)	(4,528)	(6,306)
Change in Fair Value of Vesting Equity Awards	(1,915)	(1,701)	(3,144)	(105)
Dividends on Unvested Equity Awards	8,785	9,116	3,823	2,488
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	(169,264)	(182,556)	(240,157)	(278,205)
Service Cost & Prior Service Cost	202,629	206,532	214,222	283,047
CAP	$1,783,309	$1,269,814	$1,262,008	$1,117,076

CEO SCT Total to CAP Reconciliation – Joseph B. Bower, Jr.	2022	2021
SCT Total Compensation	$2,432,571	$3,028,549
SCT Restricted Stock Awards	(261,010)	(272,400)
Fair Value of New Unvested Equity Awards	—	286,041
Change in Fair Value of Existing Unvested Equity Awards	—	76,316
Change in Fair Value of Vesting Equity Awards	3,631	19,005
Fair Value of New Vested Equity Awards	232,476	—
Fair Value as of Prior Year-end of Equity Awards Forfeited	(258,031)	—
Dividends on Unvested Equity Awards	10,706	6,933
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	(902,701)	(1,760,834)
Service Cost & Prior Service Cost	355,340	350,949
CAP	$1,612,982	$1,734,559

Non-PEO NEO Average Total Compensation Amount	$ 774,302	$ 716,089	$ 599,987	$ 628,263		$ 557,132
Non-PEO NEO Average Compensation Actually Paid Amount	$ 846,874	711,341	614,400	625,017		570,275
Adjustment to Non-PEO NEO Compensation Footnote

Average Non-CEO NEOs SCT Total to CAP Reconciliation	2025	2024	2023	2022	2021
SCT Total Compensation	$774,302	$716,089	$599,987	$628,263	$557,132
SCT Restricted Stock Awards	(101,502)	(87,471)	(99,953)	(76,257)	(66,438)
Fair Value of New Unvested Equity Awards	145,440	101,851	117,016	84,907	69,940
Change in Fair Value of Existing Unvested Equity Awards	30,566	(9,326)	(4,721)	(11,407)	15,104
Change in Fair Value of Vesting Equity Awards	(3,515)	(5,300)	(7,198)	2,085	(969)
Dividends on Unvested Equity Awards	2,506	2,560	2,399	1,971	2,000
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	(138,651)	(221,470)	(56,571)	(19,987)	(23,198)
Service Cost & Prior Service Cost	137,728	214,408	63,441	15,442	16,704
CAP	$846,874	$711,341	$614,400	$625,017	$570,275

Equity Valuation Assumption Difference, Footnote	The fair value of equity awards is computed in a manner consistent with the fair value methodology used to report Outstanding Equity Awards at Fiscal Year-End. This may result in a difference in the share value input used for the fair value calculation at year-end when compared to the share value used for performance-based share awards at time of award.
Compensation Actually Paid vs. Total Shareholder Return
Comparison of Compensation Actually Paid versus Corporation TSR
The chart below displays the CAP to CNB’s President and Chief Executive Officer and the average CAP to its other non-CEO NEOs with our TSR for the past five years.

Compensation Actually Paid vs. Net Income
Comparison of Compensation Actually Paid versus Net Income
The chart below compares the CAP to CNB’s President and Chief Executive Officer and the average of the CAP to its other non-CEO NEOs to net income for the past five years.

Compensation Actually Paid vs. Company Selected Measure
Comparison of Compensation Actually Paid versus Company-Selected Measure (“CSM”)
The chart below compares the CAP to CNB’s President and Chief Executive Officer’s and average of the CAP to other non-CEO NEOs and CNB’s CSM, fully-diluted EPS for the past five years.

Total Shareholder Return Vs Peer Group	Comparison of Corporation TSR versus Peer Group TSR As shown in the chart below, CNB’s TSR is less than CNB’s peer group TSR.
Tabular List, Table	Fully-diluted EPS •Efficiency Ratio (fully tax equivalent basis) •Organic Loan Growth (excluding Syndicated Loans) •Deposit Growth (excluding Time Deposits) •Return on Equity
Total Shareholder Return Amount	$ 143	132	116	118		128
Peer Group Total Shareholder Return Amount	158	149	133	137		140
Net Income (Loss)	$ 66,131,000	$ 54,575,000	$ 58,020,000	$ 63,188,000		$ 57,707,000
Company Selected Measure Amount | $ / shares	2.49	2.39	2.55	3.26		3.16
PEO Name	Mr. Peduzzi	Mr. Peduzzi	Mr. Peduzzi		Mr. Bower	Mr. Bower	Mr. Bower
Additional 402(v) Disclosure
(5) Presented in thousands
(6) Compensation actually paid (“CAP”) is defined by the SEC and is computed by starting with the “Total” column of the Summary Compensation Table (“SCT”) for each year and then:
•subtracting the amount in the “Restricted Stock Awards” column of the SCT for such year,
•adding, for all unvested equity awards granted during the reporting year and outstanding on the last day of the reporting year, the fair value as of the last day of the reporting year, utilizing the same assumptions as the Outstanding Equity Awards at 2025 Fiscal Year-End table below.
•adding, for all unvested equity awards granted prior to the reporting year and outstanding on the last day of the reporting year, the change in fair value from the last day of the preceding year to the last day of the reporting year, utilizing the same assumptions as the Outstanding Equity Awards at 2025 Fiscal Year-End table below.
•adding, for equity awards vesting during the reporting year, the change in fair value from the last day of the preceding year to the vesting date,
•adding the value of any dividends or other earnings paid in the reporting year on unvested equity awards that are not otherwise included in the total compensation for the reporting year,
•subtracting the amount in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column of the SCT for such year, and
	•adding, for all defined benefit and actuarial pension plans, (i) the service cost, calculated as the actuarial present value attributable to services rendered during the reporting year, plus (ii) the prior service cost, calculated as the entire cost of benefits granted in a plan amendment during the reporting year that are attributed by the benefit formula to services rendered in periods prior to the amendment.
Measure:: 1
Pay vs Performance Disclosure
Name	Fully-diluted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Efficiency Ratio (fully tax equivalent basis)•Organic Loan Growth (excluding Syndicated Loans)
Measure:: 4
Pay vs Performance Disclosure
Name	Deposit Growth (excluding Time Deposits)
Measure:: 6
Pay vs Performance Disclosure
Name	Return on Equity
Michael D. Peduzzi [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,500,484	$ 1,199,951	$ 1,175,410	$ 1,110,489
PEO Actually Paid Compensation Amount	1,783,309	1,269,814	1,262,008	1,117,076
Joseph B. Bower, Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				2,432,571		$ 3,028,549
PEO Actually Paid Compensation Amount				1,612,982		1,734,559
PEO | Michael D. Peduzzi [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(169,264)	(182,556)	(240,157)	(278,205)
PEO | Michael D. Peduzzi [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	202,629	206,532	214,222	283,047
PEO | Michael D. Peduzzi [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(270,672)	(299,977)	(199,991)	(50,001)
PEO | Michael D. Peduzzi [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	387,840	373,994	316,373	55,669
PEO | Michael D. Peduzzi [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	125,422	(35,545)	(4,528)	(6,306)
PEO | Michael D. Peduzzi [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,915)	(1,701)	(3,144)	(105)
PEO | Michael D. Peduzzi [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,785	9,116	3,823	2,488
PEO | Joseph B. Bower, Jr. [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(902,701)		(1,760,834)
PEO | Joseph B. Bower, Jr. [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				355,340		350,949
PEO | Joseph B. Bower, Jr. [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(261,010)		(272,400)
PEO | Joseph B. Bower, Jr. [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0		286,041
PEO | Joseph B. Bower, Jr. [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0		76,316
PEO | Joseph B. Bower, Jr. [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				232,476		0
PEO | Joseph B. Bower, Jr. [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,631		19,005
PEO | Joseph B. Bower, Jr. [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(258,031)		0
PEO | Joseph B. Bower, Jr. [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				10,706		6,933
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(138,651)	(221,470)	(56,571)	(19,987)		(23,198)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	137,728	214,408	63,441	15,442		16,704
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(101,502)	(87,471)	(99,953)	(76,257)		(66,438)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	145,440	101,851	117,016	84,907		69,940
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,566	(9,326)	(4,721)	(11,407)		15,104
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,515)	(5,300)	(7,198)	2,085		(969)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,506	$ 2,560	$ 2,399	$ 1,971		$ 2,000